Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.99%
Aerospace & Defense–2.65%
General Dynamics Corp.	77,548	$14,419,275
Lockheed Martin Corp.	64,180	23,244,071
		37,663,346
Air Freight & Logistics–1.25%
United Parcel Service, Inc., Class B	147,910	17,670,808
Asset Management & Custody Banks–3.07%
Federated Investors, Inc., Class B	322,324	11,200,759
Waddell & Reed Financial, Inc., Class A	1,848,544	32,349,520
		43,550,279
Brewers–1.66%
Molson Coors Brewing Co., Class B	436,327	23,557,295
Electric Utilities–7.66%
American Electric Power Co., Inc.	226,444	19,884,048
Duke Energy Corp.	163,101	14,144,119
Exelon Corp.	508,913	22,931,620
Pinnacle West Capital Corp.	249,750	22,782,195
Portland General Electric Co.	529,164	29,024,645
		108,766,627
Electrical Components & Equipment–1.79%
ABB Ltd. (Switzerland)	873,763	16,423,183
Emerson Electric Co.	138,555	8,989,448
		25,412,631
Fertilizers & Agricultural Chemicals–0.72%
Nutrien Ltd. (Canada)	187,091	10,257,543
Food Distributors–1.22%
Sysco Corp.	252,785	17,333,467
Gas Utilities–3.86%
National Fuel Gas Co.	670,823	32,025,090
Southwest Gas Holdings, Inc.	256,673	22,820,796
		54,845,886
General Merchandise Stores–1.26%
Target Corp.	207,445	17,923,248
Household Products–5.70%
Kimberly-Clark Corp.	271,889	36,881,743
Procter & Gamble Co. (The)	373,777	44,120,637
		81,002,380
Industrial Machinery–1.03%
Kennametal, Inc.	423,512	14,645,045
Integrated Oil & Gas–5.61%
Exxon Mobil Corp.	360,490	26,806,036
Shares		Value
Integrated Oil & Gas–(continued)
Royal Dutch Shell PLC, Class B (United Kingdom)	253,881	$8,013,006
Suncor Energy, Inc. (Canada)	612,992	17,589,034
TOTAL S.A. (France)	525,160	27,212,138
		79,620,214
Integrated Telecommunication Services–7.05%
AT&T, Inc.	969,654	33,016,719
BT Group PLC (United Kingdom)	5,442,107	12,703,231
Deutsche Telekom AG (Germany)	970,653	15,963,990
Verizon Communications, Inc.	696,271	38,482,898
		100,166,838
Motorcycle Manufacturers–1.23%
Harley-Davidson, Inc.	489,516	17,514,882
Multi-Utilities–9.32%
CMS Energy Corp.	367,874	21,417,624
Dominion Energy, Inc.	622,927	46,277,247
National Grid PLC (United Kingdom)	2,503,220	25,728,255
Public Service Enterprise Group, Inc.	196,076	11,205,743
Sempra Energy	204,704	27,723,063
		132,351,932
Packaged Foods & Meats–9.56%
Campbell Soup Co.	612,726	25,330,093
Danone S.A. (France)	180,616	15,659,338
General Mills, Inc.	865,527	45,968,139
Kraft Heinz Co. (The)	335,438	10,737,370
Nestle S.A. (Switzerland)	358,848	38,080,040
		135,774,980
Paper Packaging–2.88%
International Paper Co.	387,053	16,995,497
Sonoco Products Co.	398,590	23,927,358
		40,922,855
Pharmaceuticals–7.27%
Bayer AG (Germany)	284,300	18,465,647
Bristol-Myers Squibb Co.	385,914	17,138,441
Eli Lilly and Co.	197,436	21,510,652
Johnson & Johnson	147,909	19,260,710
Merck & Co., Inc.	322,853	26,793,570
		103,169,020
Property & Casualty Insurance–4.05%
Chubb Ltd.	167,330	25,574,717
Travelers Cos., Inc. (The)	217,830	31,938,235
		57,512,952

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Regional Banks–4.47%
Cullen/Frost Bankers, Inc.	164,947	$15,660,068
M&T Bank Corp.	291,251	47,837,977
		63,498,045
Restaurants–3.40%
Darden Restaurants, Inc.	59,637	7,249,473
McDonald’s Corp.	194,965	41,083,025
		48,332,498
Semiconductors–0.60%
Microchip Technology, Inc.	90,507	8,545,671
Soft Drinks–2.97%
Coca-Cola Co. (The)	802,413	42,230,996
Specialized REITs–1.43%
Weyerhaeuser Co.	797,706	20,269,709
Tobacco–2.28%
Altria Group, Inc.	202,676	9,539,960
Shares		Value
Tobacco–(continued)
Imperial Brands PLC (United Kingdom)	469,238	$11,869,374
Philip Morris International, Inc.	130,287	10,893,296
		32,302,630
Total Common Stocks & Other Equity Interests (Cost $1,104,872,412)		1,334,841,777
Money Market Funds–5.80%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(b)	28,820,805	28,820,805
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(b)	20,591,221	20,599,458
Invesco Treasury Portfolio, Institutional Class, 2.15%(b)	32,938,062	32,938,062
Total Money Market Funds (Cost $82,353,005)		82,358,325
TOTAL INVESTMENTS IN SECURITIES–99.79% (Cost $1,187,225,417)		1,417,200,102
OTHER ASSETS LESS LIABILITIES–0.21%		2,981,466
NET ASSETS–100.00%		$1,420,181,568
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
09/13/2019	Citibank, N.A.	EUR	14,400,701	USD	16,226,724	$231,294
09/13/2019	State Street Bank and Trust Co.	EUR	14,400,433	USD	16,229,317	234,184
Total Forward Foreign Currency Contracts						$465,478

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,144,723,575	$190,118,202	$—	$1,334,841,777
Money Market Funds	82,358,325	—	—	82,358,325
Total Investments in Securities	1,227,081,900	190,118,202	—	1,417,200,102
Other Investments - Assets*
Forward Foreign Currency Contracts	—	465,478	—	465,478
Total Investments	$1,227,081,900	$190,583,680	$—	$1,417,665,580

*	Unrealized appreciation.
Invesco Dividend Income Fund